OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) د.إ in Millions, £ in Millions, $ in Millions	Jan. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AED (د.إ)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments			$ 656
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments			645
London
Disclosure of contingent liabilities [line items]
Capital commitments		£ 106	79
Dubai
Disclosure of contingent liabilities [line items]
Capital commitments			122	د.إ 450
BSREP III | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Consideration	$ 15,000
Contributed commitments	3,750
Brookfield Asset Management | BSREP I
Disclosure of contingent liabilities [line items]
Consideration								$ 4,400
Contributed commitments								$ 1,300
Unfulfilled commitments			170
Brookfield Asset Management | BSREP II
Disclosure of contingent liabilities [line items]
Consideration							$ 9,000
Contributed commitments							$ 2,300
Unfulfilled commitments			700
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration						$ 2,900
Contributed commitments						400
Unfulfilled commitments						$ 260
Brookfield Asset Management | VAMF III
Disclosure of contingent liabilities [line items]
Consideration					$ 1,000
Contributed commitments					$ 300
Unfulfilled commitments			225
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Unfulfilled commitments			$ 1,000
Brookfield Asset Management | BSREP III | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Consideration	15,000
Contributed commitments	$ 2,750